Expense Example - SelectPortfoliosGroup1-ConsumerDiscretionarySector-ComboPRO - SelectPortfoliosGroup1-ConsumerDiscretionarySector-ComboPRO - Select Automotive Portfolio - Select Automotive Portfolio	Apr. 29, 2025 USD ($)
Expense Example:
1 year	$ 80
3 years	249
5 years	433
10 years	$ 966